Accounts payable and accrued expenses (Details) - USD ($)	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016
Payables and Accruals [Abstract]
Accounts payable	$ 494,515		$ 73,400
Accrued salaries and benefits	274,050		21,376
Accrued bonuses			126,575
Accrued stock-based compensation	399,157		179,079
Other accrued expenses	168,646		143,216
Totals	$ 1,336,368	$ 1,271,794	$ 543,646